Income Taxes - Income tax rates (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes
Income tax rate	25.00%	25.00%	25.00%
Hong Kong
Income taxes
Income tax rate	16.50%
PRC
Income taxes
Income tax rate	25.00%